Revenue - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) contract	Dec. 31, 2018 USD ($)	Dec. 31, 2013
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of forms of contracts | contract	3
Contract with customer, liability, advance payments	$ 24.9	$ 26.4
Contract with customer, liability, revenue recognized	$ 26.4	$ 22.2
Minimum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Charter contract extension, period (in years)	3 years
Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Charter contract extension, period (in years)	15 years
Awilco LNG Carriers
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Extension option			P1Y
Vessel one | Awilco LNG Carriers
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Length of charter contract (in years)			5 years
Vessel two | Awilco LNG Carriers
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Length of charter contract (in years)			4 years